Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Impairment intangible assets			$ 0	$ 236,833
Impairment related to deferred production cost			$ 330,340	$ 768,459
Tax benefit percentage			0.00%	0.00%
Deferred revenue	$ 1,690,747		$ 421
Advertising costs	$ 66,300	$ 126,393	$ 565,000	$ 1,240,000
Concentration Risk, Percentage			13.00%	15.00%
Functional currencies translation	1.1026		1.1215	1.1444
weighted average exchange rate in foreign currency translation	1.1033	1.1357	1.1194	1.1809
Accumulated Other Comprehensive Income (Loss)	$ 2,202	$ 0	$ 2,124	$ 198,513
Percentage of company's consolidated revenues accounted by largest customer			12.00%
Minimum [Member]
Definite lives with intangible assets			2 years
Maximum [Member]
Definite lives with intangible assets			10 years